UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE SMALL CAP VALUE FUND

FORM N-Q

DECEMBER 31, 2018

CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of investments (unaudited)	December 31, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.5%
COMMUNICATION SERVICES - 5.3%
Diversified Telecommunication Services - 2.5%
Iridium Communications Inc.	160,430	$2,959,934	*

Media - 2.8%
Gray Television Inc.	222,310	3,276,849	*

TOTAL COMMUNICATION SERVICES		6,236,783

CONSUMER DISCRETIONARY - 5.0%
Auto Components - 3.5%
Dana Inc.	162,300	2,212,149
Modine Manufacturing Co.	181,000	1,956,610	*

Total Auto Components		4,168,759

Textiles, Apparel & Luxury Goods - 1.5%
Wolverine World Wide Inc.	53,740	1,713,769

TOTAL CONSUMER DISCRETIONARY		5,882,528

CONSUMER STAPLES - 6.5%
Beverages - 2.2%
Cott Corp.	182,900	2,549,626

Food & Staples Retailing - 2.2%
Weis Markets Inc.	53,370	2,550,019

Food Products - 2.1%
TreeHouse Foods Inc.	50,200	2,545,642	*

TOTAL CONSUMER STAPLES		7,645,287

ENERGY - 4.9%
Energy Equipment & Services - 4.9%
Apergy Corp.	56,260	1,523,521	*
Cactus Inc., Class A Shares	58,000	1,589,780	*
Liberty Oilfield Services Inc., Class A Shares	90,689	1,174,423
Patterson-UTI Energy Inc.	137,070	1,418,674

TOTAL ENERGY		5,706,398

FINANCIALS - 30.7%
Banks - 21.8%
Camden National Corp.	56,500	2,032,305
First Financial Bancorp	110,325	2,616,909
Great Western Bancorp Inc.	44,850	1,401,562
Heartland Financial USA Inc.	38,000	1,670,100
IBERIABANK Corp.	29,400	1,889,832
Lakeland Bancorp Inc.	131,100	1,941,591
Signature Bank	18,060	1,856,749
Texas Capital Bancshares Inc.	24,720	1,262,945	*
WesBanco Inc.	92,000	3,375,480

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	SHARES	VALUE
Banks - continued
Western Alliance Bancorp	90,650	$3,579,768	*
Wintrust Financial Corp.	59,530	3,958,150

Total Banks		25,585,391

Capital Markets - 1.6%
Affiliated Managers Group Inc.	19,820	1,931,261

Insurance - 4.6%
Axis Capital Holdings Ltd.	55,440	2,862,921
Crawford & Co., Class A Shares	293,659	2,613,565

Total Insurance		5,476,486

Mortgage Real Estate Investment Trusts (REITs) - 2.7%
Starwood Property Trust Inc.	159,180	3,137,438

TOTAL FINANCIALS		36,130,576

HEALTH CARE - 7.5%
Biotechnology - 2.2%
Arena Pharmaceuticals Inc.	18,580	723,691	*
Hansa Biopharma AB	32,400	1,015,119	*(a)
Rhythm Pharmaceuticals Inc.	29,654	797,099	*

Total Biotechnology		2,535,909

Health Care Providers & Services - 5.3%
Cross Country Healthcare Inc.	306,000	2,242,980	*
Surgery Partners Inc.	409,590	4,009,886	*
Total Health Care Providers & Services		6,252,866

TOTAL HEALTH CARE		8,788,775

INDUSTRIALS - 10.8%
Aerospace & Defense - 1.1%
Moog Inc., Class A Shares	17,000	1,317,160

Airlines - 1.0%
Mesa Air Group Inc.	150,000	1,156,500	*

Commercial Services & Supplies - 1.4%
Herman Miller Inc.	55,370	1,674,942

Machinery - 2.6%
Briggs & Stratton Corp.	95,100	1,243,908
EnPro Industries Inc.	31,000	1,863,100

Total Machinery		3,107,008

Road & Rail - 1.5%
Heartland Express Inc.	93,850	1,717,455

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	SHARES	VALUE
Trading Companies & Distributors - 3.2%
Beacon Roofing Supply Inc.	69,500	$2,204,540	*
Foundation Building Materials Inc.	184,500	1,533,195	*

Total Trading Companies & Distributors		3,737,735

TOTAL INDUSTRIALS		12,710,800

INFORMATION TECHNOLOGY - 9.5%
Electronic Equipment, Instruments & Components - 5.5%
AVX Corp.	181,960	2,774,890
Belden Inc.	47,000	1,963,190
Methode Electronics Inc.	74,000	1,723,460

Total Electronic Equipment, Instruments & Components		6,461,540

Technology Hardware, Storage & Peripherals - 4.0%
Avid Technology Inc.	600,000	2,850,000	*
Cray Inc.	85,000	1,835,150	*

Total Technology Hardware, Storage & Peripherals		4,685,150

TOTAL INFORMATION TECHNOLOGY		11,146,690

MATERIALS - 2.3%
Chemicals - 0.8%
Tronox Ltd., Class A Shares	125,000	972,500

Metals & Mining - 1.5%
Compass Minerals International Inc.	40,500	1,688,445

TOTAL MATERIALS		2,660,945

REAL ESTATE - 13.5%
Equity Real Estate Investment Trusts (REITs) - 13.5%
Cousins Properties Inc.	271,670	2,146,193
EastGroup Properties Inc.	25,890	2,374,890
Empire State Realty Trust Inc., Class A Shares	80,020	1,138,684
Highwoods Properties Inc.	50,480	1,953,071
Retail Properties of America Inc., Class A Shares	215,640	2,339,694
STAG Industrial Inc.	93,200	2,318,816
Urstadt Biddle Properties Inc., Class A Shares	187,090	3,595,870

TOTAL REAL ESTATE		15,867,218

UTILITIES - 3.5%
Electric Utilities - 2.3%
El Paso Electric Co.	23,000	1,152,990
IDACORP Inc.	16,000	1,488,960

Total Electric Utilities		2,641,950

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2018

SECURITY			SHARES	VALUE
Multi-Utilities - 1.2%
NorthWestern Corp.			24,500	$1,456,280

TOTAL UTILITIES				4,098,230

TOTAL COMMON STOCKS (Cost - $117,751,665)				116,874,230

	RATE	MATURITY DATE	FACE AMOUNT
CONVERTIBLE BONDS & NOTES - 1.0%
INFORMATION TECHNOLOGY - 1.0%
Technology Hardware, Storage & Peripherals - 1.0%
Avid Technology Inc., Senior Notes (Cost - $1,065,654)	2.000%	6/15/20	$1,250,000	1,131,250

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $118,817,319)				118,005,480

			SHARES
SHORT-TERM INVESTMENTS - 0.2%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $255,250)	2.174%		255,250	255,250

TOTAL INVESTMENTS - 100.7% (Cost - $119,072,569)				118,260,730
Liabilities in Excess of Other Assets - (0.7)%				(773,899)

TOTAL NET ASSETS - 100.0%				$117,486,831

*	Non-income producing security.
(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Small Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include,

Notes to Schedule of Investments (unaudited) (continued)

but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Health Care	$7,773,656	$1,015,119	—	$8,788,775
Other Common Stocks	108,085,455	—	—	108,085,455
Convertible Bonds & Notes	—	1,131,250	—	1,131,250
Total Long-Term Investments	115,859,111	2,146,369	—	118,005,480
Short-Term Investments†	255,250	—	—	255,250

Total Investments	$116,114,361	$2,146,369	—	$118,260,730

†	See Schedule of Investments for additional detailed categorizations.

For the period ended December 31, 2018, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At December 31, 2018, securities valued at $1,015,119 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: February 25, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: February 25, 2019